Leases - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average rate	15.00%
Additions to right-of-use assets	$ 794	$ 392
Increase through new leases, liabilities arising from financing activities	$ 785	$ 392
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	6 years